Newbuildings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Property, Plant and Equipment [Roll Forward]
As of January 1	$ 853.0
As of December 31	823.8	$ 853.0
Sale and Leaseback Facility | Vessel Financing Arrangement
Movement in Property, Plant and Equipment [Roll Forward]
Proceeds from issuance of long-term debt		295.5
Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments		310.8
Mount Bandeira and Mount Hua | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments		5.1
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
As of January 1	0.0	132.6
Installment payments	0.0	310.8
Capitalized interest	0.0	1.9
Other capitalized costs	0.0	5.5
Reclassification to Vessels and equipment	0.0	(450.8)
As of December 31	$ 0.0	$ 0.0